UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
8540 COLONNADE CENTER DRIVE, SUITE 401
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: JUNE 30

Date of reporting period: JUNE 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of and for the year ended June 30, 2014

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-7
Statement of Assets, Liabilities and Members’ Capital	8
Statement of Operations	9
Statements of Changes in Members’ Capital	10
Statement of Cash Flows	11
Notes to Financial Statements	12-23
Board of Managers (Unaudited)	24-25
Fund Management (Unaudited)	26
Other Information (Unaudited)	27-30
Privacy Policy (Unaudited)	31-33

Tel: 919-754-9370 Fax: 919-754-9369 www.bdo.com	5430 Wade Park Boulevard Suite 208 Raleigh, NC 27607

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members
Hatteras VC Co-Investment Fund II, LLC
Raleigh, North Carolina

We have audited the accompanying statement of assets, liabilities and members’ capital of Hatteras VC Co-Investment Fund II, LLC (the “Fund”), including the schedule of investments, as of June 30, 2014, and the related statements of operations, changes in members’ capital, and cash flows for the year then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in members’ capital for the period ended June 30, 2013 and the financial highlights for the period from September 1, 2012 through June 30, 2013 and each of the three years in the period ended August 31, 2012 were audited by other auditors whose report dated August 29, 2013 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made my management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014 with the portfolio companies. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hatteras VC Co-Investment Fund II, LLC as of June 30, 2014, the results of its operations, changes in its members’ capital, and its cash flows for the year then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

August 29, 2014

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2014

	Initial			% of
	Investment		Fair	Members'
Description of Investment	Date	Cost	Value	Capital
Private Company:

Consumer:
Ooma, Inc. a,b,d
Palo Alto, California
162,287 shares of
Series Alpha Preferred Stock	Oct. 2009	$371,317	$734,087	8.02%

Sonim Technologies, Inc. a,b,d
San Mateo, California
180,208 shares of
Series B Preferred Stock	Nov. 2009	167,180	237,674	2.59%

Sonim Technologies, Inc. a,b,d
San Mateo, California
527,038 shares of
Series A Preferred Stock	Nov. 2012	174,794	397,761	4.34%
Total Consumer		713,291	1,369,522	14.95%

Healthcare:
Clinipace, Inc. a,b,d
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	1,188,344	12.98%

Information Technology:
Stoke, Inc. a,b,d
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	250,001	2.73%

Stoke, Inc. a,b,d
Santa Clara, California
7,645 shares of
Series F Preferred Stock	Jan. 2014	25,000	25,000	0.27%
Total Information Technology		275,001	275,001	3.00%

Medical Technology:
Anulex Technologies, Inc. a,b,d
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	12,175	3,165	0.03%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2014

				(continued)

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Medical Technology (continued):
Lineagen, Inc. a,b,d
Salt Lake City, Utah
12,000 shares of
Common Stock	Jul. 2011	$-	$12,000	0.13%

Lineagen, Inc. a,b,d
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	336,117	3.67%

Lineagen, Inc. a,b,d
Salt Lake City, Utah
150,000 shares of
Series C Preferred Stock	Nov. 2013	150,000	150,000	1.64%
Total Medical Technology		462,175	501,282	5.47%

Semiconductor:
GainSpan Corporation a,b,d
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	312,500	3.41%

GainSpan Corporation a,b,d
San Jose, California
156,292 shares of
Series D Preferred Stock	Jun. 2012	140,663	156,292	1.71%

GainSpan Corporation a,b,d
San Jose, California
48,978 shares of
Series E Preferred Stock	Jan. 2014	48,611	48,979	0.53%

Luxtera, Inc. a,b,d
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,413	106,304	1.16%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2014

				(continued)

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Semiconductor (continued):
Magnum Semiconductor, Inc. a,b,d
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	$161,063	$161,063	1.76%

Magnum Semiconductor, Inc. b,d
Milpitas, California
Convertible Promissory Note
Principal of $2,207,
8.00%,12/31/2015	Oct. 2013	2,207	2,326	0.03%

Quantenna Communications, Inc. a,b,d
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	169,747	1.85%

Quantenna Communications, Inc. a,b,d
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	82,027	0.90%

Quantenna Communications, Inc. a,b,d
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	42,336	0.46%

Quantenna Communications, Inc. b,d
Fremont, California
Convertible Promissory Note
Principal of $87,581,
0.50%, 2/19/2015	Feb. 2014	87,581	87,738	0.96%
Total Semiconductor		1,255,622	1,169,312	12.77%

Software:
Clustrix, Inc. a,b,d
San Francisco, California
9,667 shares of
Common Stock	Dec. 2010	250,001	9,667	0.11%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2014

				(continued)

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Software (continued):
KnowledgeTree, Inc. a,b,d
Raleigh, North Carolina
59,695 shares of
Series B Preferred Stock	Jun. 2012	$250,002	$250,002	2.73%

KnowledgeTree, Inc. a,b,d
Raleigh, North Carolina
9,425 shares of
Series B1 Preferred Stock	Jan. 2014	39,472	39,472	0.43%

Kontiki, Inc. a,b,d
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	-	22,264	0.24%

Kontiki, Inc. a,b,d
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	250,001	130,000	1.42%

Kontiki, Inc. a,b,d
Sunnyvale, California
807,165 shares of
Series C Preferred Stock	Jan. 2012	285,578	314,794	3.44%

Posit Science Corporation a,b,d
San Francisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	79,676	0.87%

Posit Science Corporation a,b,d
San Francisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	21,206	0.23%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2014

				(continued)

	Initial			% of
	Investment		Fair	Members’
Description of Investment	Date	Cost	Value	Capital
Software (continued):
Sailthru, Inc. a,b,d
New York, New York
171,141 shares of
Series A Preferred Stock	Sep. 2011	$299,999	$801,248	8.75%

SugarSync, Inc. a,b,d
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	39,304	0.43%

SugarSync, Inc. a,b,d
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	350,000	3.82%

SugarSync, Inc. a,b,d
San Mateo, California
73,119 shares of
Series DD Preferred Stock	Dec. 2011	68,000	68,001	0.74%

SugarSync, Inc. b,d
San Mateo, California
Convertible Promissory Note
Principal of $127,400,
4.00%, 11/15/2013	May 2013	127,400	133,153	1.45%

Univa Corporation a,b,d
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	403,696	4.41%

Univa Corporation b,d
Austin, Texas
Convertible Promissory Note
Principal of $22,616,
8.00%, 01/31/2017	May 2014	22,616	22,813	0.25%
Total Software		2,737,076	2,685,296	29.32%

Total Private Company		5,943,165	7,188,757	78.49%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2014

			(continued)

			% of
		Fair	Members’
Description of Investment	Cost	Value	Capital
Short-Term Investments:

Federated Prime Obligations Fund #10, 0. 01% c	$2,018,350	$2,018,350	22.04%

Total Short-Term Investments	2,018,350	2,018,350	22.04%

Total Investments (United States)	$7,961,515	$9,207,107	100.53%

Liabilities in Excess of Other Assets		(48,508)	(0.53%)

Members' Capital		$9,158,599	100.00%

a	Non-income producing.
b	Portfolio holdings are subject to substantial restrictions as to resale.
c	The rate shown is the annualized 7-day yield as of June 30, 2014.
d	Non-marketable securities.

The cost and fair value of restricted Private Company Investments are $5,943,165 and $7,188,757, respectively.

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS' CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

June 30, 2014

Assets
Investments in private companies, at fair value (cost $5,943,165)	$7,188,757
Short-term investments, at fair value (cost $2,018,350)	2,018,350
Receivable for investment sold	57,915
Interest receivable	31
Total assets	$9,265,053
Liabilities and members’ capital
Management fee payable	$41,154
Professional fees payable	53,500
Accounting and administration fees payable	10,000
Custodian fees payable	1,800
Total liabilities	106,454

Members’ capital	9,158,599
Total liabilities and members’ capital	$9,265,053

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(1,882,079)
Accumulated net realized loss on investments	(719,826)
Accumulated net unrealized appreciation on investments	1,245,592
Members’ capital	$9,158,599

Net asset value per unit	$79.86
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

 For the year ended June 30, 2014

Investment income
Interest	$638
Total investment income	638
Operating expenses
Management fee	187,738
Professional fees	72,523
Accounting and administration fees	40,000
Managers’ fees	32,500
Custodian fees	11,287
Other expenses	15,596
Total operating expenses, before management fee waiver	359,644

Management fee waived	25,572
Net expenses	334,072

Net investment loss	(333,434)

Net realized loss and change in unrealized appreciation on investments in private companies
Net realized loss on investments in private companies	(101,991)
Net change in unrealized appreciation on investments in private companies	1,705,083
Net realized loss and change in unrealized appreciation on investments in private companies	1,603,092

Net increase in members’ capital resulting from operations	$1,269,658

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the year ended June 30, 2014
 and for the period from September 1, 2012 to June 30, 2013

Members’ Capital
Members’ capital, at September 1, 2012	$9,930,054
Net investment loss	(296,552)
Net realized loss on investments in private companies	(617,835)
Net change in unrealized depreciation on investments in private companies	(1,126,726)
Members’ capital, at June 30, 2013	$7,888,941
Net investment loss	(333,434)
Net realized loss on investments in private companies	(101,991)
Net change in unrealized appreciation on investments in private companies	1,705,083
Members’ capital, at June 30, 2014	$9,158,599

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the year ended June 30, 2014

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$1,269,658
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(479,274)
Proceeds on sales of investments	35,835
Net proceeds on sale of short-term investments	718,198
Net realized loss on investments in private companies	101,991
Net change in unrealized appreciation on investments in private companies	(1,705,083)
Decrease in receivable for investment sold	57,914
Decrease in interest receivable	76
Increase in management fee payable	1,511
Decrease in professional fees payable	(887)
Increase in custodian fees payable	61
Net cash used in operating activities	-

Net change in cash	-

Cash at beginning of year	-
Cash at end of year	$-

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.	Cash

Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to significant credit risk on such accounts. At June 30, 2014, the Fund held no cash balances in deposit accounts.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

c.	Valuation of Portfolio Investments

All portfolio investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund's valuation procedures have been approved by and are subject to continued oversight by the Fund's Board. The valuation procedures are implemented by the Adviser and the Fund's third-party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value), and (4) based upon a recent round of financing, which usually includes referencing recent or pending transactions in the same or similar securities of the issuer. These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

Short-Term Investments - During the year ended June 30, 2014, the Fund held its short-term investment in the Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks,

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

C.	Valuation of Portfolio Investments (CONTINUED)

corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of June 30, 2014:

	Level 1		Level 2		Level 3	Total
Private Company1
Convertible Promissory Notes	$	−	$	−	$246,030	$246,030
Preferred Stock		−		−	6,819,120	6,819,120
Common Stock		−		−	123,607	123,607
Total Private Company		−		−	7,188,757	7,188,757
Short-Term Investments		2,018,350		−	−	2,018,350
Total		$2,018,350	$	−	$7,188,757	$9,207,107

1	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C.	Valuation of Portfolio Investments (CONTINUED)

There were no transfers among Levels 1, 2 and 3 during the year ended June 30, 2014. Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Promissory Notes	Preferred Stock	Common Stock	Total
Balance as of July 1, 2013	$219,413	$4,879,855	$42,958	$5,142,226
Net Realized Gain (Loss)	-	(101,991)	-	(101,991)
Change in Unrealized Appreciation/(Depreciation)	5,595	1,683,069	16,419	1,705,083
Transfers In/(Out) of Investment Categories*	(91,382)	27,152	64,230	-
Gross Purchases	112,404	366,870	-	479,274
Gross Sales	-	(35,835)	-	(35,835)
Balance as of June 30, 2014	$246,030	$6,819,120	$123,607	$7,188,757

*	Transfers in or out of investment categories reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized appreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $1,705,083.

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of June 30, 2014:

Type of Investment	Fair Value as of June 30, 2014	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$246,030	Most Recent Capitalization	Private Financing	N/A	N/A	N/A

Preferred Stock	3,734,183	Market Comparable Companies	Forward Revenue Multiple	2.7x	2.1x -4.9x	Increase
			Discount Rate	23%	15% -50%	Decrease
	3,081,772	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
	3,165	Liquidating Value	Private Financing	N/A	N/A	N/A

Common Stock	89,343	Market Comparable Companies	Forward Revenue Multiple	3.6x	3.1x-3.7x	Increase
			Discount Rate	15%	15%	Decrease
	34,264	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Total Private Company	$7,188,757

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

C.	Valuation of Portfolio Investments (CONTINUED)

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund's convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund's preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

d.	Investment Income

Interest income is recorded when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At June 30, 2014, all interest was deemed collectable. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the private company. Investments in short-term investments are recorded on a trade-date basis. Investments in private companies are recorded on a subscription effective date basis. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

2.	SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

f.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of June 30, 2014 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended June 30, 2014, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2010 to 2013.

g.	Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata. There were no distributions during the year ended June 30, 2014.

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

3.	ALLOCATION OF MEMBERS’ CAPITAL

Net profits or net losses of the Fund for each allocation period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Members. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Members in accordance with the Members' respective investment percentages. Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The management fee for the year ended June 30, 2014 was $187,738. For the year ended June 30, 2014, the Adviser waived $25,572 of the management fee.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended June 30, 2014, retainers to the Independent Managers totaled $27,500 and are included in the statement of operations under Managers’ fees.

Effective June 30, 2014, Hatteras Funds, LLC, a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, purchased all the assets related to the business operations of Hatteras Capital Investment Management, LLC (“HCIM”), the former investment manager of the Fund, and assumed certain liabilities of HCIM (the “Purchase”). The Purchase resulted in a change in control of HCIM and, therefore, constituted an "assignment" within the meaning of the 1940 Act of the advisory agreement between HCIM and the Fund.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

5.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the year ended June 30, 2014, the total accounting and administration fee was $40,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

6.	INVESTMENT TRANSACTIONS

Total purchases of investments in private companies for the year ended June 30, 2014 amounted to $479,274. Total proceeds from sales of investments in private companies for the year ended June 30, 2014 amounted to $35,835. The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of June 30, 2014.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

7.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	COMMITMENTS

As of June 30, 2014, the Fund did not have any outstanding investment commitments to private companies.

9.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

9.	RISK FACTORS(CONTINUED)

Liquidity risk: Transfer of the units of limited liability company interests (“Units”) of the Fund is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

10.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income/(loss) or expenses, as applicable, by the average of total monthly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

10.	FINANCIAL HIGHLIGHTS(CONTINUED)

Per Unit Operating Performance:
Net Asset Value, September 1, 2009	$100.00
Income/(loss) from investment operations:
Net investment loss	(4.81)
Net change in unrealized depreciation on investments in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91
Income/(loss) from investment operations:
Net investment loss	(3.36)
Net change in unrealized appreciation on investments in private companies	2.00
Total from investment operations	(1.36)
Net Asset Value, August 31, 2011	$86.55
Income/(loss) from investment operations:
Net investment loss	(2.78)
Net change in unrealized appreciation on investments in private companies	2.82
Total from investment operations	0.04
Net Asset Value, August 31, 2012	$86.59
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized depreciation on investments in private companies	(15.21)
Total from investment operations	(17.80)
Net Asset Value, June 30, 2013	$68.79
Income/(loss) from investment operations:
Net investment loss	(2.91)
Net change in unrealized appreciation on investments in private companies	13.98
Total from investment operations	11.07
Net Asset Value, June 30, 2014	$79.86

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
 (CONTINUED)

10.	FINANCIAL HIGHLIGHTS (CONTINUED)

	For the year ended	For the period from September 1, 2012 to	For the years ended August 31,		For the period from September 1, 2009 (commencement of operations) to August
	June 30, 2014	June 30, 2013*	2012	2011	31, 2010
Total return 1	16.09%	(20.56)% 3	0.05%	(1.55)%	(12.09)%
Members’ capital, end of period (000’s)	$9,159	$7,889	$9,930	$9,925	$10,081
Portfolio turnover	0.54%	0.00% 3	8.00%	0.00%	0.00%
Net investment loss:
Before reimbursement of placement
agent fees	(3.70)%	(3.58)% 4	(3.15)%	(3.84)%	(13.76)%
After reimbursement of placement
agent fees	(3.70)%	(3.58)% 4	(3.15)%	(3.84)%	(13.34)%
Net expenses 2:
Before reimbursement of placement
agent fees	3.71%	3.62% 4	3.29%	3.94%	13.92%
After reimbursement of placement
agent fees	3.71%	3.62% 4	3.29%	3.94%	13.50%

*
At a Board meeting held on August 23, 2012, the Board approved the change in fiscal year-end for the Fund from August 31 to the June 30 effective as of the end of the fiscal year ended August 31, 2012.

1
Internal rate of return since inception: As of June 30, 2014 was (4.55)%; As of June 30, 2013 was (9.30)%; As of August 31, 2012 was (4.69)%; As of August 31, 2011 was (6.97)%; As of August 31, 2010 was (12.09)%.

2
Netexpenses before and after waiver of the management fee for the year ended June 30, 2014 were 3.99% and 3.71%, respectively. Net expenses before and after waiver of the management fee for the period from September 1, 2012 to June 30, 2013 were 3.78% and 3.62%, respectively. Net expenses before and after waiver of the management fee for the year ended August 31, 2012 were 3.46% and 3.29%, respectively. Net expenses before and after waiver of the management fee for the period from September 1, 2010 to August 31, 2011 were 3.98% and 3.94%, respectively. There was no management fee waived for the period from September 1, 2009 (commencement of operations) to August 31, 2010.

3	Not annualized.

4	Annualized.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of and for the year ended June 30, 2014
(CONCLUDED)

11.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS
 (Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of June 30, 2014, is set forth below. The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex1 Overseen by Manager
INTERESTED MANAGERS
David B. Perkins2 July 18, 1962	President and Chairman of the Board of Managers	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and founder of Hatteras Funds and it’s affiliated entities in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	20
Peter M. Budko2, 3 February 4, 1960	Manager	Since 2014	Mr. Budko has been a partner of American Realty Capital, an investment advisory firm, since February 2007 and has been the Chief Executive Officer of BDCA Adviser, an SEC-registered investment adviser, since June 2010. Mr. Budko has also been a Director of ARC Realty Finance Trust, Inc. since January, 2013 and a Director of RCS Capital Corp since February 2013.	20
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	20
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	20
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	20

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS
 (Unaudited)

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex1 Overseen by Manager
INDEPENDENT MANAGERS (CONTINUED)
Joseph A. Velk3 May 15, 1960	Manager; Audit Committee Member	Since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to present).	20
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member	Since 2012	Mr. Breslin is currently a private investor. Mr Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	20
Thomas Mann February 1, 1950	Manager; Audit Committee Member	Since 2012	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	20

1
The “Fund Complex” consists of the Fund, Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

2	Deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.
3	Became Manager effective July 1, 2014.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT
(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of June 30, 2014, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex1 Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of each fund in the Fund Complex	Since Inception
Prior to becoming Secretary of each of the funds in the Fund Complex, Mr. Fields was Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of the Adviser and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each fund in the Fund Complex	Since Inception	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Adviser as of January 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each fund in the Fund Complex	Since Inception
Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates.
N/A

1
The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Underlying Funds Trust (consisting of five funds), and HCIM Trust (consisting of two funds).

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
(Unaudited)

2014 PROXY RESULTS
A Special Meeting of the Members was held on January 21, 2014, as reconvened on February 21, 2014, to consider the proposals described below. Each proposal was approved. The results of the voting at the Special Meeting are as follows:

1. Approval of the election of eight nominees to the Board of Managers of the Fund.

Managers	Votes For	Votes Against	Votes Withheld
David B. Perkins	61,441	None	842
H. Alexander Holmes	60,317	None	1,966
Steve E. Moss	61,441	None	842
Gregory S. Sellers	61,441	None	842
Joseph E. Breslin	61,441	None	842
Thomas Mann	61,441	None	842
Peter M. Budko	61,441	None	842

2. Approval of the Investment Advisory Agreement between the Fund and Hatteras Funds, LLC.

No. of Votes
Affirmative	46,468
Against	821
Abstain	14,994
Total	62,283

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-504-9070; or on or through the Fund’s website; or both and (2) on the SEC’s website at http: //www.sec.gov.

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
 (Unaudited)

Investment Management Agreement

At a meeting of the Fund’s Board held on November 22, 2013, by a unanimous vote, the Board, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the Investment Management Agreement (the “Investment Management Agreement”) for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Managers considered information it believed necessary to assess the stability of the Adviser as a result of the Purchase and to assess the nature, extent and quality of services to be provided to the Fund by the Adviser following the closing of the Purchase. The Managers noted the Adviser will be a newly registered investment adviser, and that the Fund's current portfolio managers will continue to provide services to the Fund following the Purchase. The Managers determined that the advisory services to be provided by the portfolio managers, after considering their background and experience, would continue to be a benefit to the Fund. The Managers considered that the advisory services to be provided to the Fund after the Purchase are not expected to change. The Manager's further considered that the Fund's investment objective and policies are not expected to change as a result of the Purchase.

INVESTMENT PERFORMANCE OF THE FUND

The Managers considered the investment experience of the Adviser, including the performance of the Fund. The Managers and their counsel asked several questions about the Fund's relative underperformance against certain peer funds. The Board members noted that the Fund's performance returns were lower than the performance of each fund in the comparative group of peer funds. The Managers also considered the Fund's performance versus two benchmark indices identified by the Adviser, noting that the Fund's performance compared more favorably versus these benchmarks.

COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

In connection with the Managers' consideration of the level of the advisory fees, the Managers considered that the advisory fee rate to be paid to the Adviser under the Advisory Agreement is the same as the advisory fee rate paid by the Fund to the Adviser under the HCIM Agreement. Based on current Fund asset levels, management indicated that the Adviser earned a small profit margin providing services to the Fund. The Manager's analysis of the Fund's advisory fee and overall expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a peer group. The Managers considered peer group rankings, noting that the Fund's advisory fee and overall expense ratio was within the range of fees and expenses paid by funds in the peer group. However, the Managers noted that the Fund's advisory fee is the highest advisory fee among the funds in the peer group.

ECONOMIES OF SCALE AND FEE LEVELS REFLECTING THOSE ECONOMIES

The Managers considered the extent to which economies of scale were expected to be realized relative to fee levels, and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund. The Managers noted that the Fund is now closed to new investors, and did not consider the possibility of breakpoints in advisory fees for the Fund.

OTHER BENEFITS

In addition to the above factors, the Managers also discussed other benefits received by the Adviser or its affiliates from its management of the Fund. The Managers noted that a broker-dealer affiliated with the Adviser, the Distributor, received placement fees during the period of the Fund's offering, noting that the Fund is now closed to new investors. The Managers also considered that the Adviser and RCS Capital Corporation will enter into an expense sharing arrangement whereby a portion of Realty Capital Securities' base distribution costs will be allocated to the Adviser based on the ratio of Fund sales to total firm security sales. Realty Capital Securities is RCS Capital Corporation's affiliated broker-dealer.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
 (Unaudited)

Investment Management Agreement (continued)

At a meeting of the Fund’s Board held on May 29, 2014, by a unanimous vote, the Board, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the Investment Management Agreement (the “Investment Management Agreement”) for the Fund.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Adviser to the Fund under the Investment Management Agreement. The Board noted that the Fund’s investment period ended on September 1, 2012. The Adviser will continue to evaluate current additional investment opportunities that may be available with the Fund’s current investment portfolio. In doing so, the Adviser will continue to evaluate the selection of Fund investments, access to select top-tier venture capital firms for co-investment opportunities, evaluation of risk exposure and risk controls, experience and training of the Adviser's investment professionals, and day-to-day portfolio management and general investment selection. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel of the Adviser who provide the investment advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Adviser's compliance policies and procedures, including the procedures used to determine the value of each of the Fund's investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Adviser under the Investment Management Agreement, including, among other things, providing office facilities, equipment, and personnel.

The Board noted that the Fund’s performance since inception and during the period ended December 31, 2013, trailed that of each of the three comparative funds selected by management. The Board noted that the Fund’s performance was not unreasonable especially given the difficulty of constructing a truly meaningful peer universe.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY THE ADVISER AND OTHER ADVISERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board also noted that the Adviser committed to waive permanently a portion of its contractual advisory fee rate under the Investment Management Agreement as of the end of any quarter at which the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value as of such quarter-end. When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The Board noted that the Adviser waived a portion of its management fee for the fiscal year ended August 31, 2012 and the period from September 1, 2012 to December 31, 2013.

The Board noted that although the Fund is closed to new investors, a placement fee described in the current Fund Prospectus was paid to an affiliate of the Adviser. The Board noted that the Placement Agent entered into an expense reduction agreement pursuant to which it rebated to the Fund 1.00% of all investments made after the initial closing, for which the placement agent received a placement fee. In addition, the Board considered that the Placement Agent and/or its affiliates made payments to selected affiliated or unaffiliated third parties from time to time in connection with the placement of Fund shares and/or shareholder servicing. The Board noted that these payments were made out of the Placement Agent’s and/or affiliates’ own assets and did not represent an additional charge to the Fund.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION
 (Unaudited)

Investment Management Agreement (continued)

The Board compared the advisory fee, and total expense ratio for the Fund with various closed-end fund of funds, including funds advised by the Adviser. The Board noted that the Fund’s gross advisory fee was higher than the gross advisory fee of all five of the comparative funds. However, the Board discussed how the Fund’s total expense ratio is within the range of the comparative funds, with four comparative funds having a lower total expense ratio and one comparative fund having a higher total expense ratio.

 The Board also reviewed a profitability analysis and an income statement showing the Adviser’s profitability with respect to the services it provides to the Fund. The Board did not believe that the Adviser received excessive revenues or profits. The Board noted that the Adviser had discussed with them the various expense showing arrangements among the Hatteras entities.

The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the investment management fees, noting that no change in fees had been proposed. The Board noted that the Fund is closed to new investors and believed that it was unlikely that economies of scale will be achieved. Further, the Board believed that breakpoints are not appropriate considering that the Fund is closed.

PROFITABILITY OF ADVISER AND AFFILIATES

As described above, the Board reviewed a profitability analysis and an income statement prepared by management for the period ended March 31, 2014. The analysis and income statement showed that the Adviser earned a profit margin with respect to its management of the Fund. Given the services provided to the Fund, the Board determined that the Adviser did not earn excessive profits.

FALL-OUT BENEFITS

The Board considered the placement fees earned by affiliates of the Adviser.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its investors to approve the Investment Management Agreement for an additional one year term.

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

PRIVCAY POLICY
 (Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•           Social Security number
•           account balances
•           account transactions
•           transaction history
•           wire transfer instructions
•           checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 919.846.2324 or go to www.hatterasfunds.com

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

PRIVCAY POLICY
 (Unaudited)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you

▪     open an account
▪     provide account information
▪     give us your contact information
▪     make a wire transfer
▪     tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

▪     sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪     affiliates from using your information to market to you
▪     sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.

▪     Our affiliates include RCS Capital Holdings, LLC, RCS Capital Corporation, Hatteras Funds, LLC, a registered investment adviser; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust and HCIM Trust.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, Joseph E. Breslin, and Thomas Mann are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $49,500 for 2013 and $45,000 for 2014.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2013 and $0 for 2014.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for 2013 and $0 for 2014.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2013 and $0 for 2014.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

      The Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

      The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

      On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

      If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

      In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Fund’s Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

      The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Once filed, the Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of September 8, 2014:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Fund	Since Inception
Mr. Perkins has been the Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and founded Hatteras Funds and its affiliated entities in September 2003 Prior to that, he was co-founder and Managing Partner of CapFinancial Partners, LLC.
Strategic Recommendations & Portfolio Oversight
Robert L. Worthington	President of the Investment Manager	Since January 14, 2010
Mr. Worthington is President of Hatteras Funds, LLC and became President of Hatteras and it affiliated entities in February 2007. Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006. Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.
Portfolio Management
J. Michael Fields	Chief Operating Officer of the Investment Manager	Since June 1, 2012	Mr. Fields is the Chief Operating Officer of Hatteras Funds, LLC and has been employed by Hatteras since its inception in 2003.	Portfolio Management
Frank A. Burke	Director, Portfolio Management	Since June 1, 2012
Mr. Burke is a Director in the Portfolio Management Group of Hatteras Funds, LLC and has been employed by Hatteras since June 2011. Prior to joining Hatteras Funds, Mr. Burke served as a financial planner from 2008-2011. Prior to that, he was employed at GenSpring Family Offices from 2007-2008 and was an Associate with Calibre Investment Consulting (now known as Abbott Downing) from 2003-2007.
Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts other than the Fund for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of June 30, 2014:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

David B. Perkins	Registered Investment Companies	3	$1,097,993,400	3	$1,097,993,400
	Other Pooled Investment Vehicles	2	$16,913,470	1	$3,177,910
	Other Accounts	0	$0	0	$0

Robert L. Worthington	Registered Investment Companies	2	$28,534,000	2	$28,534,011
	Other Pooled Investment Vehicles	2	$16,913,470	1	$3,177,910
	Other Accounts	0	$0	0	$0

J. Michael Fields	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	1	$13,735,560	0	$0
	Other Accounts	0	$0	0	$0

Frank A. Burke	Registered Investment Companies	1	$26,624,644	0	$0
	Other Pooled Investment Vehicles	1	$13,735,560	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

Messrs. Perkins, Worthington, Fields and Burke are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and/or pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser.

(a)(4)    Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of June 30, 2014:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

David B. Perkins	$0
Robert L. Worthington	$0
J. Michael Fields	$0
Frank A. Burke	$0

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K (17CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*		/s/ David B Perkins
David B. Perkins, President
(principal executive officer)

Date	September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B Perkins
David B. Perkins, President
(principal executive officer)

Date	September 8, 2014

By (Signature and Title)*		/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	September 8, 2014

* Print the name and title of each signing officer under his or her signature.